Segment and corporate information (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Segment and corporate information
Revenue from contracts with customers	€ 4,296,863	€ 4,314,510	€ 12,936,065	€ 12,987,628
Revenue from insurance contracts	567,578	429,946	1,559,217	1,205,997
Revenue from lease contracts	20,409	15,706	62,735	57,497
Revenue	4,884,850	4,760,162	14,558,017	14,251,122
Costs of revenue	(3,642,632)	(3,614,078)	(10,917,460)	(10,764,898)
Research and development	(37,748)	(40,047)	(119,346)	(133,433)
Operating income (loss)	476,505	462,696	1,233,178	1,133,498
Interest	(73,937)	(82,170)	(229,403)	(255,688)
Income before income taxes	402,568	380,526	1,003,775	877,810
Depreciation and amortization	(358,214)	(372,093)	(1,102,842)	(1,143,590)
Impairment loss	957	6,299	(24,013)	(121,666)
Income (loss) from equity method investees	46,672	41,248	139,680	102,730
Total assets	30,887,005	32,510,801	30,887,005	32,510,801	€ 33,566,579
thereof investment in equity method investees	751,181	690,794	751,181	690,794	€ 620,831
Additions of property, plant and equipment, intangible assets and right-of-use assets	279,452	331,332	884,154	916,982
Healthcare services
Segment and corporate information
Revenue from contracts with customers	3,219,669	3,292,628	9,721,334	9,986,979
Revenue	3,219,669	3,292,628	9,721,334	9,986,979
Healthcare products
Segment and corporate information
Revenue from contracts with customers	1,077,194	1,021,882	3,214,731	3,000,649
Revenue from lease contracts	20,409	15,706	62,735	57,497
Revenue	1,097,603	1,037,588	3,277,466	3,058,146
Total Segment
Segment and corporate information
Revenue from contracts with customers	4,296,863	4,314,510	12,936,065	12,987,628
Revenue from insurance contracts	567,578	429,946	1,559,217	1,205,997
Revenue from lease contracts	20,409	15,706	62,735	57,497
Revenue	4,884,850	4,760,162	14,558,017	14,251,122
Total Segment | Healthcare services
Segment and corporate information
Revenue from contracts with customers	3,219,669	3,292,628	9,721,334	9,986,979
Total Segment | Healthcare products
Segment and corporate information
Revenue from contracts with customers	1,077,194	1,021,882	3,214,731	3,000,649
Care Delivery
Segment and corporate information
Revenue from contracts with customers	3,273,241	3,339,833	9,863,792	10,061,186
Revenue	3,273,241	3,339,833	9,863,792	10,061,186
Care Delivery | Healthcare services
Segment and corporate information
Revenue from contracts with customers	3,211,730	3,291,969	9,669,848	9,924,270
Care Delivery | Healthcare products
Segment and corporate information
Revenue from contracts with customers	61,511	47,864	193,944	136,916
Value-Based Care
Segment and corporate information
Revenue from contracts with customers	7,939	659	51,486	62,709
Revenue from insurance contracts	567,578	429,946	1,559,217	1,205,997
Revenue	575,517	430,605	1,610,703	1,268,706
Value-Based Care | Healthcare services
Segment and corporate information
Revenue from contracts with customers	7,939	659	51,486	62,709
Care Enablement
Segment and corporate information
Revenue from contracts with customers	1,015,683	974,018	3,020,787	2,863,733
Revenue from lease contracts	20,409	15,706	62,735	57,497
Revenue	1,036,092	989,724	3,083,522	2,921,230
Care Enablement | Healthcare products
Segment and corporate information
Revenue from contracts with customers	1,015,683	974,018	3,020,787	2,863,733
Operating Segments | Total Segment
Segment and corporate information
Revenue	5,337,883	5,260,873	15,915,355	15,721,064
Costs of revenue	(4,086,886)	(4,110,019)	(12,254,410)	(12,214,132)
Research and development	(37,954)	(39,977)	(119,552)	(133,363)
Operating income (loss)	484,166	480,249	1,328,296	1,133,075
Depreciation and amortization	(352,003)	(365,319)	(1,082,875)	(1,122,294)
Impairment loss	941	6,299	(24,029)	(121,666)
Income (loss) from equity method investees	46,672	41,248	139,680	102,730
Total assets	55,535,068	58,798,600	55,535,068	58,798,600
thereof investment in equity method investees	751,181	690,794	751,181	690,794
Additions of property, plant and equipment, intangible assets and right-of-use assets	275,252	334,262	888,758	921,234
Operating Segments | Care Delivery
Segment and corporate information
Revenue	3,401,706	3,470,861	10,229,217	10,432,522
Costs of revenue	(2,564,750)	(2,695,842)	(7,907,680)	(8,159,146)
Research and development		41		19
Operating income (loss)	419,474	456,012	1,085,873	958,104
Depreciation and amortization	(235,080)	(253,222)	(739,402)	(778,222)
Impairment loss	(257)	7,712	(17,336)	(104,537)
Income (loss) from equity method investees	46,672	41,248	139,680	102,730
Total assets	40,572,794	42,680,707	40,572,794	42,680,707
thereof investment in equity method investees	751,181	690,794	751,181	690,794
Additions of property, plant and equipment, intangible assets and right-of-use assets	143,797	215,899	531,282	621,880
Operating Segments | Value-Based Care
Segment and corporate information
Revenue	575,517	430,605	1,610,703	1,268,706
Costs of revenue	(579,371)	(449,134)	(1,558,685)	(1,221,716)
Operating income (loss)	(21,960)	(36,565)	(27,553)	(21,325)
Depreciation and amortization	(1,354)	(1,082)	(4,030)	(3,336)
Impairment loss	21		(2,171)
Total assets	584,495	616,068	584,495	616,068
Additions of property, plant and equipment, intangible assets and right-of-use assets	117	97	315	451
Operating Segments | Care Enablement
Segment and corporate information
Revenue	1,360,660	1,359,407	4,075,435	4,019,836
Costs of revenue	(942,765)	(965,043)	(2,788,045)	(2,833,270)
Research and development	(37,954)	(40,018)	(119,552)	(133,382)
Operating income (loss)	86,652	60,802	269,976	196,296
Depreciation and amortization	(115,569)	(111,015)	(339,443)	(340,736)
Impairment loss	1,177	(1,413)	(4,522)	(17,129)
Total assets	14,377,779	15,501,825	14,377,779	15,501,825
Additions of property, plant and equipment, intangible assets and right-of-use assets	131,338	118,266	357,161	298,903
Operating Segments | Corporate
Segment and corporate information
Costs of revenue	(4,333)	23	(2,243)	(4,898)
Research and development	206	(70)	206	(70)
Operating income (loss)	(4,207)	(13,348)	(77,965)	9,103
Depreciation and amortization	(16,569)	(17,561)	(50,567)	(53,582)
Impairment loss	16		16
Total assets	11,344,082	11,027,934	11,344,082	11,027,934
Additions of property, plant and equipment, intangible assets and right-of-use assets	14,763	9,133	26,738	35,260
Inter-segment
Segment and corporate information
Revenue	(453,033)	(500,711)	(1,357,338)	(1,469,942)
Costs of revenue	448,587	495,918	1,339,193	1,454,132
Operating income (loss)	(3,454)	(4,205)	(17,153)	(8,680)
Depreciation and amortization	10,358	10,787	30,600	32,286
Total assets	(35,992,145)	(37,315,733)	(35,992,145)	(37,315,733)
Additions of property, plant and equipment, intangible assets and right-of-use assets	(10,563)	(12,063)	(31,342)	(39,512)
Inter-segment | Total Segment
Segment and corporate information
Revenue	(453,033)	(500,711)	(1,357,338)	(1,469,942)
Inter-segment | Care Delivery
Segment and corporate information
Revenue	(128,465)	(131,028)	(365,425)	(371,336)
Inter-segment | Care Enablement
Segment and corporate information
Revenue	€ (324,568)	€ (369,683)	€ (991,913)	€ (1,098,606)